SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 1,114,153	$ 879,509
Allowance for doubtful accounts	(36,973)
Sales taxes receivable	327,000	301,748
Total	$ 1,404,180	$ 1,181,257